Document and Entity Information	6 Months Ended
Feb. 28, 2021
Cover [Abstract]
Entity Registrant Name	Enertopia Corp.
Entity Central Index Key	0001346022
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false